Equipment, Right-of-Use Asset	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Equipment, Right-of-Use Asset

4. Equipment, Right-of-Use Asset

Equipment consists of the following:

	March 31,	December 31,
	2025	2024

Equipment	$2,454,489	$2,468,339
Less accumulated depreciation	(849,179)	(726,358)
Equipment, net	$1,605,310	$1,741,981

The total depreciation expense relating to equipment during the three months ended March 31, 2025, and March 31, 2024, was $118,206 and $46,465, respectively.

Right-of-use asset consists of the following:

	March 31,	December 31,
	2025	2024

Right-of-use asset	984,562	984,562
Less accumulated depreciation	(270,125)	(226,437)
Right-of-use asset, net	$714,437	$758,125

The total depreciation expense during the three months ended March 31, 2025, and March 31, 2024, was $43,688 and $44,349, respectively. The Company is a party primarily to lease contracts for mining related mobile equipment.

4. Equipment, Right-of-Use Asset

Equipment consists of the following:

	June 30,	December 31,
	2025	2024

Equipment	$2,454,489	$2,468,339
Less accumulated depreciation	(926,154)	(726,358)
Equipment, net	$1,528,335	$1,741,981

The total depreciation expense relating to equipment during the three and six months ended June 30, 2025, was $76,975 and $195,181, respectively. Compared to the three and six months ended June 30, 2024, was $50,492 and $96,957, respectively.

Right-of-use asset consists of the following:

	June 30,	December 31,
	2025	2024

Right-of-use asset	1,022,717	984,562
Less accumulated depreciation	(335,750)	(226,437)
Right-of-use asset, net	$686,967	$758,125

The total depreciation expense during the three and six months ended June 30, 2025, was $65,625 and $109,313, respectively. Compared to the three and six months ended June 30, 2024, was $44,349 and $88,699 respectively.

5. Equipment and Right-of-Use asset

Equipment consists of the following:

	December 31,	December 31,
	2024	2023

Equipment	$2,468,339	$1,460,375
Less accumulated depreciation	(726,358)	(513,714)
Equipment, net	$1,741,981	$946,661

The total depreciation expense during the year ended December 31, 2024, was $212,645 (year ended December 31, 2023 - $144,347).

Right-of-use asset consists of the following:

	December 31,	December 31,
	2024	2023

Right-of-use asset	$984,562	$670,808
Less accumulated depreciation	(226,437)	(45,786)
Right-of-use asset, net	$758,125	$625,022

The total depreciation expense during the year ended December 31, 2024, was $180,652 (year ended December 31, 2023 - $45,786, relating to an expired lease). The weighted average remaining lease term is 7 months as of December 31, 2024 (13 months as of December 31, 2023). The weighted average discount rate of the lease contracts is 15%. The Company is a party primarily to lease contracts for mining related mobile equipment.